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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07985

                          Pioneer Small Cap Value Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30

Date of reporting period:  December 1, 2004 through November 30, 2005


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.



--------------------------------------------------------------------------------

                                     PIONEER
                                     -------
                                    SMALL CAP
                                      VALUE
                                      FUND

                                     Annual
                                     Report

                                    11/30/05


                                 [LOGO] PIONEER
                                        Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                          1

Portfolio Summary                                                              2

Prices and Distributions                                                       3

Performance Update                                                             4

Comparing Ongoing Fund Expenses                                               10

Portfolio Management Discussion                                               12

Schedule of Investments                                                       16

Financial Statements                                                          27

Notes to Financial Statements                                                 37

Report of Independent Registered Public Accounting Firm                       47

Factors Considered by the Independent Trustees in Approving
the Management Contract                                                       48

Trustees, Officers and Service Providers                                      53

Programs and Services for Pioneer Shareowners                                 59

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 11/30/05
--------------------------------------------------------------------------------

Dear Shareowner,
--------------------------------------------------------------------------------
The economy remains strong. Third quarter profits, coming in well above 10% year-over-year, were surprising in light of the serious economic challenges that developed over the last three months. The vexing economic questions that arose from 2005's disastrous hurricane season began to resolve themselves by late fall, allowing prices for oil and gasoline to retreat from their storm-induced peaks, as Gulf Coast facilities began to come back on line. The Federal Reserve Board continued to raise interest rates, and business activity remained strong, despite storm-related dislocations.

Even with moderating energy prices, businesses and households in colder areas of the country face uncomfortably large bills for heat and utilities for the coming winter while ravaged energy production facilities are refurbished. The national savings rate stands near zero, leaving many households ill prepared for hefty gasoline and heating costs.

However, costly energy and higher interest rates have not slowed the economy to date. American consumers, whose outlays are key to the economy's direction, are notably resilient. Consumer confidence rebounded in November after a post-hurricane lag, according to the University of Michigan. Furthermore, hiring trends are fairly positive and recent readings of leading economic indicators by the Conference Board have shown an upward bias.

The U.S. has enjoyed ten straight quarters of expansion at an annualized rate of 3% or better. Barring surprises, we expect continued, though possibly slower, growth in the period ahead. For investors, carefully selected high-quality equity and bond mutual funds still have potential to deliver solid results even in a slow-growth environment. With that in mind, our global investment experts are well positioned to seek attractive opportunities around the world.

Investing for income with Pioneer

Pioneer offers a diverse range of products with different risk/reward profiles designed to help investors pursue a variety of goals. If income is important to you, Pioneer's broad selection of bond funds and equity products that have a meaningful income component, may improve your overall allocation. Our variety of income funds are actively managed using a value-oriented, total return investment philosophy that seeks enhanced return potential and lower volatility through diversification. Your financial advisor can help you select among Pioneer's fixed-income choices.

Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood, President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Please consider a fund's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about each fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your financial advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 11/30/05
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED BY A PIE CHART IN THE PRINTED DOCUMENT.]

U.S. Common Stocks                                     76.8%
Temporary Cash Investments                             17.0%
Depositary Receipts for International Stocks            4.2%
Exchange Traded Fund                                    2.0%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED BY A PIE CHART IN THE PRINTED DOCUMENT.]

Financials                                             26.5%
Industrials                                            19.5%
Information Technology                                 16.2%
Energy                                                 14.2%
Health Care                                             6.5%
Consumer Discretionary                                  6.3%
Consumer Staples                                        3.2%
Materials                                               3.1%
Exchange Traded Fund                                    2.4%
Utilities                                               2.1%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

 1.    Southwestern Energy Co.             2.30%
 2.    Insight Enterprises, Inc.           1.92
 3.    Avid Technology, Inc.               1.80
 4.    Sterling Bancshares, Inc.           1.67
 5.    Apollo Investment Corp.             1.59
 6.    Assured Guaranty, Ltd.              1.51
 7.    On Assignment, Inc.                 1.50
 8.    IPC Holdings, Ltd.                  1.44
 9.    Texas Capital Bancshares, Inc.      1.39
10.    Nu Skin Enterprises, Inc.           1.37

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different.

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------


  Class             11/30/05          11/30/04
  -----             --------          --------
   A                 $32.06            $31.21
   B                 $29.58            $29.27
   C                 $30.98            $30.49
   R                 $32.00            $31.21
   Y                 $32.32            $31.27


  Class             11/30/05          12/10/04*
  -----             --------          ---------
Investor             $32.17            $30.79

Distributions Per Share
--------------------------------------------------------------------------------

                                    12/1/04 - 11/30/05
                                    ------------------
                       Net
                    Investment          Short-Term           Long-Term
  Class               Income          Capital Gains        Capital Gains
  -----             ----------        -------------        --------------
   A                   $ -               $0.0827              $3.4156
   B                   $ -               $0.0827              $3.4156
   C                   $ -               $0.0827              $3.4156
   R                   $ -               $0.0827              $3.4156
   Y                   $ -               $0.0827              $3.4156

                                   12/10/04* - 11/30/05
                                   --------------------
                       Net
                    Investment          Short-Term           Long-Term
  Class               Income          Capital Gains        Capital Gains
  -----             ----------        -------------        --------------
Investor               $ -               $0.0827              $3.4156

* Inception date of Investor Class shares.

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 11/30/05                                       CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart below shows the change in value of a $10,000 investment in Pioneer Small Cap Value Fund, at public offering price, compared to that of the Russell 2000 Value Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of November 30, 2005)
                               Net Asset              Public Offering
Period                        Value (NAV)               Price (POP)
Life-of-Class
(2/28/97)                       12.97%                    12.21%
5 Years                         14.92                     13.56
1 Year                          14.02                      7.47
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED
DOCUMENT.]

Value of $10,000 Investment

                                Pioneer Small Cap         Russell 2000
                                Value Fund                Value Index
2/97                            $ 9,425                   $10,000
11/97                           $11,206                   $12,436
                                $ 9,282                   $11,665
11/99                           $11,661                   $11,499
                                $13,673                   $13,142
11/01                           $15,851                   $15,637
                                $15,192                   $15,355
11/03                           $19,227                   $20,715
                                $24,034                   $25,629
11/05                           $27,404                   $27,685

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 2000 Value Index measures the performance of U.S. small-cap value stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 11/30/05                                       CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart below shows the change in value of a $10,000 investment in Pioneer Small Cap Value Fund, compared to that of the Russell 2000 Value Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of November 30, 2005)
                                  If                         If
Period                           Held                     Redeemed
Life-of-Class
(2/28/97)                       12.14%                    12.14%
5 Years                         14.04                     14.04
1 Year                          13.11                      9.11
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED
DOCUMENT.]

Value of $10,000 Investment

                                Pioneer Small Cap         Russell 2000
                                Value Fund                Value Index
2/97                            $10,000                   $10,000
11/97                           $11,847                   $12,436
                                $ 9,740                   $11,665
11/99                           $12,145                   $11,499
                                $14,132                   $13,142
11/01                           $16,264                   $15,637
                                $15,473                   $15,355
11/03                           $19,434                   $20,715
                                $24,103                   $25,629
11/05                           $27,261                   $27,685

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerfunds.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 2000 Value Index measures the performance of U.S. small-cap value stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 11/30/05                                       CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart below shows the change in value of a $10,000 investment in Pioneer Small Cap Value Fund, compared to that of the Russell 2000 Value Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of November 30, 2005)
                                  If                       If
Period                           Held                   Redeemed
Life-of-Class
(9/28/01)                       16.40%                    16.40%
1 Year                          13.17                     13.17
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED
DOCUMENT.]

Value of $10,000 Investment

                                Pioneer Small Cap         Russell 2000
                                Value Fund                Value Index
9/01                            $10,000                   $10,000
11/01                           $11,209                   $10,999
                                $10,683                   $10,801
11/03                           $13,424                   $14,571
                                $16,651                   $18,027
11/05                           $18,844                   $19,474

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 2000 Value Index measures the performance of U.S. small-cap value stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 11/30/05                                INVESTOR CLASS SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart below shows the change in value of a $10,000 investment in Pioneer Small Cap Value Fund, compared to that of the Russell 2000 Value Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of November 30, 2005)
                                  If                       If
Period                           Held                   Redeemed
Life-of-Class
(12/10/04)*                     15.93%                    15.93%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED
DOCUMENT.]

Value of $10,000 Investment

                                Pioneer Small Cap         Russell 2000
                                Value Fund                Value Index
12/04                           $10,386                   $10,000
11/05                           $11,593                   $10,552

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Certain Pioneer funds (the "Funds") issued Investor Class shares in connection with the reorganization of Safeco mutual funds. The Funds are not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Funds' outstanding Investor Class shares. All Investor Class shares of the Funds, whenever issued, convert to Class A shares of their respective Funds on December 10, 2006. Investor Class shares are not subject to shares charges.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table does not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 2000 Value Index measures the performance of U.S. small-cap value stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

*Date of inception.

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 11/30/05                                       CLASS R SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart below shows the change in value of a $10,000 investment in Pioneer Small Cap Value Fund, compared to that of the Russell 2000 Value Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of November 30, 2005)
                                  If                        If
Period                           Held                    Redeemed
Life-of-Class
(2/28/97)                       12.56%                    12.56%
5 Years                         14.61                     14.61
1 Year                          13.82                     13.82
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED
DOCUMENT.]

Value of $10,000 Investment

                                Pioneer Small Cap         Russell 2000
                                Value Fund                Value Index
2/97                            $10,000                   $10,000
11/97                           $11,855                   $12,436
                                $ 9,767                   $11,665
11/99                           $12,211                   $11,499
                                $14,247                   $13,142
11/01                           $16,429                   $15,637
                                $15,673                   $15,355
11/03                           $19,806                   $20,715
                                $24,749                   $25,629
11/05                           $28,170                   $27,685

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance of Class R shares for the period prior to the commencement of operations of Class R shares on 4/1/03 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected, which performance may be influenced by the smaller asset size of Class R shares compared to Class A shares. The performance of Class R shares does not reflect the 1% CDSC that was in effect prior to July 1, 2004. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 2000 Value Index measures the performance of the U.S. small-cap value stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 11/30/05                                       CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart below shows the change in value of a $10,000 investment in Pioneer Small Cap Value Fund, compared to that of the Russell 2000 Value Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of November 30, 2005)
                                  If                        If
Period                           Held                    Redeemed
Life-of-Class
(8/11/04)                       13.06%                    13.06%
5 Years                         15.08                     15.08
1 Year                          14.63                     14.63
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED
DOCUMENT.]

Value of $10,000 Investment

                                Pioneer Small Cap         Russell 2000
                                Value Fund                Value Index
2/97                            $10,000                   $10,000
11/97                           $11,893                   $12,436
                                $ 9,851                   $11,665
11/99                           $12,376                   $11,499
                                $14,512                   $13,142
11/01                           $16,823                   $15,637
                                $16,124                   $15,355
11/03                           $20,406                   $20,715
                                $25,554                   $25,629
11/05                           $29,294                   $27,685

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares when redeemed may be worth more or less than their original cost. Performance for periods prior to the inception of Y shares reflects the NAV performance of the Fund's A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to A shares. Since fees for A shares are generally higher than those of Y shares, the performance shown for Y shares prior to their inception would have been higher. Class A shares are used as a proxy from 2/28/97 to 8/11/04. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 2000 Value Index measures the performance of U.S. small-cap value stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments and redemption fees.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [Divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Small Cap Value Fund

Based on actual returns from June 1, 2005 through November 30, 2005

Share Class                A            B            C        Investor         R            Y
-------------------------------------------------------------------------------------------------
Beginning Account      $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
Value On 6/1/05

Ending Account Value   $1,146.39    $1,142.06    $1,142.21    $1,148.16    $1,144.84    $1,149.63
On 11/30/05

Expenses Paid          $    7.96    $   12.30    $   12.08    $    6.14    $    8.98    $    5.07
During Period*

* Expenses are equal to the Fund's annualized expense ratio of 1.48%, 2.29%, 2.25%, 1.14%, 1.67% and 0.94% for Class A, Class B, Class C, Investor Class, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Small Cap Value Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from June 1, 2005 through November 30, 2005

Share Class                A            B            C        Investor         R            Y
-------------------------------------------------------------------------------------------------
Beginning Account      $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
Value On 6/1/05

Ending Account Value   $1,017.65    $1,013.59    $1,013.79    $1,019.35    $1,016.70    $1,020.36
On 11/30/05

Expenses Paid          $    7.49    $   11.56    $   11.36    $    5.77    $    8.44    $    4.76
During Period*

* Expenses are equal to the Fund's annualized expense ratio of 1.48%, 2.29%, 2.25%, 1.14%, 1.67% and 0.94% for Class A, Class B, Class C, Investor Class, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 11/30/05
--------------------------------------------------------------------------------

Continued adherence to established disciplines enabled Pioneer Small Cap Value Fund to handily outperform its benchmark index over this period. In the following discussion, portfolio manager David Adams and assistant portfolio manager John McPherson review the economic background and describe some of the decisions that aided fund performance.

Q:   How did the Fund perform over this period?

A: For the twelve months ended November 30, 2005, Class A shares of the Fund returned 14.02% at net asset value. The results comfortably outdistanced the 8.04% return on the Russell 2000 Value Index, the Fund's benchmark, and the 9.73% average return of the Lipper Small-Cap Core Funds category for the same period.

     Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: Please describe the investment background over the past year and how it affected small-cap stocks.

A: It was a year in which small-caps outpaced large-caps, value and growth were essentially in line, and stocks of better-quality companies trumped lower-quality issues. Rising energy prices and shifting views on the economy, the dollar and interest rates kept equity markets in a narrow range.

     Solid earnings growth gave smaller-company stocks renewed impetus after large-caps briefly outperformed early in the year. The Fund's positive results validated our longstanding investment thesis that, despite higher interest rates and record energy prices, the healthy economy would enable well-managed small companies to boost operating results.

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Q: Which of your investment decisions had the most favorable impact on results?

A: Our bottom-up stock selection process led us to overweight energy stocks for some time. The resulting overweight stance compared with the benchmark was an important contributor to the period's strong results, as prices for oil and natural gas reached record levels. We were also overweight and outperformed the benchmark in health care. Successful stock selection allowed the Fund to better the index's results among financial issues despite our underweight position. Results were also favorable in the information technology sector, where the portfolio's exposure was about equal to the benchmark's.

     Southwestern Energy, an independent oil and gas producer operating in Arkansas and Oklahoma, was the period's top performer, thanks to continued strong financial performance and the possibility that a new gas field may yield massive reserves. We have been taking profits in this long-term holding, bearing out our patient approach.

     In energy services, TODCO, which operates drilling rigs in the Gulf of Mexico, benefited when competitors sought better conditions elsewhere. That shrank the number of available rigs just prior to a surge in demand for natural gas that allowed TODCO to hike its billing rates. Similarly, the demand for Gulfmark Offshore's supply boats rose as worldwide energy demand stimulated North Sea drilling activity.

     In health care, the Fund recorded a significant gain when United Healthcare acquired Medicare managed care specialist PacifiCare. Shares of Kendle International rose due to healthy demand for laboratory services tied to the search for new drug compounds.

     We took partial profits in shares of NASDAQ Stock Market, the period's biggest financial sector gainer. NASDAQ has successfully leveraged its core trading business by offering a series of new products and services to its customers as the investment business continues to become more electronically based. Apollo Investment, which provides financing for mid-sized businesses, recorded a gain thanks to its solid underwriting capabilities, savvy management and strong network of funding sources. And our patience was rewarded when municipal bond insurer Assured

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 11/30/05                             (continued)
--------------------------------------------------------------------------------

     Guaranty saw its credit rating strengthen, providing better entree to business opportunities.

     In technology, SPSS, makers of analytical software for researchers, enjoyed an uptick in results thanks to better planning and new initiatives. Video specialist Avid Technology continued to ride the move from film-based, analog editing to digital formats in TV newsrooms and elsewhere. Avid is also poised to benefit as high-definition broadcasts become the television norm.

Q:   Which of your choices held back results?

A: AMERIGROUP, a Medicaid HMO and for some time a successful fund holding, shocked the investment community by revisiting earlier financial results, citing unexpectedly high costs for patient care. Specialty insurer Quanta Capital Holdings, a recent entrant to the business, suffered a terrible sequence of hurricane losses over the past two years. New management and revised business practices encouraged us to add to this holding when prices fell.

     Montreal-based Domtar suffered from the slowing demand that has plagued the paper industry. Strength in the Canadian dollar also reduced the value of U.S. assets. Retailer Hancock Fabrics is trying to reinvigorate sales at its home decor and sewing outlets after a series of problems, including the lack of up-to-date inventory systems and damaged relationships with store managers. Shares fell further when the company eliminated its dividend. A new infrastructure and merchandising approach encourage us to maintain this small position.

Q:   What is your outlook for the economy and how have you positioned the Fund?

A: We think that good stocks bought at prices that appear reasonable should do well in the moderate-growth environment that we foresee. Compelling ideas continue to emerge in the technology arena, where we have doubled the Fund's exposure. We are also adding some financial stocks while scaling back others. On the other hand, we are not finding good value among consumer-discretionary issues, a sector that could feel pressure if households reduce spending in the face of big energy bills and rising interest rates. Persistent demand and high prices make us comfortable with our current large exposure to energy stocks; we would view any sharp decline in this sector as an opportunity. Finally, we will continue to employ our proven discipline in an

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     effort to ferret out superior opportunities, and take profits as valuations approach our targets.

Investments in small companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. The Fund invests in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 11/30/05
--------------------------------------------------------------------------------

  Shares                                                                   Value
              COMMON STOCKS - 90.9%
              Energy - 13.2%
              Coal & Consumable Fuels - 1.3%
  59,900      Alpha Natural Resources, Inc.*                        $  1,438,798
 212,700      Massey Energy Co. (b)                                    8,071,965
                                                                    ------------
                                                                    $  9,510,763
                                                                    ------------
              Integrated Oil & Gas - 0.6%
 192,100      CNX Gas Corp. (144A)*                                 $  3,986,075
                                                                    ------------
              Oil & Gas Drilling - 2.7%
  15,500      Atwood Oceanics, Inc.*                                $  1,100,345
 134,500      Bronco Drilling Company, Inc.*                           3,295,250
 208,700      TODCO                                                    8,675,659
 115,300      Unit Corp.*                                              6,244,648
                                                                    ------------
                                                                    $ 19,315,902
                                                                    ------------
              Oil & Gas Equipment & Services - 3.6%
 267,500      Gulfmark Offshore, Inc.*                              $  8,929,150
 637,500      Key Energy Services, Inc.*                               8,988,750
  63,100      Lone Star Technologies, Inc.*                            3,091,900
 115,000      Maverick Tube Corp.*(b)                                  4,375,750
                                                                    ------------
                                                                    $ 25,385,550
                                                                    ------------
              Oil & Gas Exploration & Production - 4.8%
  90,900      Forest Oil Corp.*                                     $  4,073,229
 122,300      Penn Virginia Corp.                                      7,296,418
 325,300      Rosetta Resources, Inc. (144A)*                          5,855,400
 446,400      Southwestern Energy Co.*+                               15,208,848
  37,200      Swift Energy Co.*                                        1,718,268
                                                                    ------------
                                                                    $ 34,152,163
                                                                    ------------
              Oil & Gas Storage & Transportation - 0.2%
  55,500      Arlington Tankers, Ltd.                               $  1,226,550
                                                                    ------------
              Total Energy                                          $ 93,577,003
                                                                    ------------


16   The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                                  Value
              Materials - 2.9%
              Gold - 1.3%
  610,900     Cambior, Inc.*(b)                                     $  1,356,198
  159,900     Glamis Gold, Ltd.*                                       3,564,171
  527,600     IAMGOLD Corp.                                            3,941,172
                                                                    ------------
                                                                    $  8,861,541
                                                                    ------------
              Paper Products - 0.3%
  456,600     Domtar, Inc.                                          $  2,433,678
                                                                    ------------
              Specialty Chemicals - 0.3%
  179,189     Chemtura Corp.                                        $  2,159,227
                                                                    ------------
              Steel - 1.0%
   78,100     Carpenter Technology (b)                              $  5,119,455
  169,500     NN, Inc.                                                 1,684,830
                                                                    ------------
                                                                    $  6,804,285
                                                                    ------------
              Total Materials                                       $ 20,258,731
                                                                    ------------
              Capital Goods - 8.0%
              Aerospace & Defense - 0.2%
  117,384     NCI, Inc.*                                            $  1,408,608
                                                                    ------------
              Construction & Engineering - 1.0%
  356,100     Insituform Technologies, Inc.*                        $  7,075,707
                                                                    ------------
              Construction, Farm Machinery & Heavy Trucks - 3.7%
  223,400     Commercial Vehicle Group, Inc.*                       $  4,421,086
  225,200     Federal Signal Corp.                                     3,679,768
   96,650     Joy Global, Inc.                                         5,111,819
   41,000     Nacco Industries, Inc.                                   4,801,100
  309,800     Wabtec Corp.+                                            8,002,134
                                                                    ------------
                                                                    $ 26,015,907
                                                                    ------------
              Electrical Component & Equipment - 1.7%
  823,600     Graftech International, Ltd.*(b)                      $  5,386,344
1,024,600     Power-One, Inc.*                                         6,373,012
                                                                    ------------
                                                                    $ 11,759,356
                                                                    ------------
              Industrial Machinery - 1.0%
  191,017     Flowserve Corp.*                                      $  7,136,395
                                                                    ------------


  The accompanying notes are an integral part of these financial statements.  17

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 11/30/05                                     (continued)
--------------------------------------------------------------------------------

  Shares                                                                   Value
              Trading Companies & Distributors - 0.4%
 100,400      Applied Industrial Technologies, Inc.                 $  3,207,780
                                                                    ------------
              Total Capital Goods                                   $ 56,603,753
                                                                    ------------
              Commercial Services & Supplies - 5.5%
              Diversified Commercial Services - 3.0%
 450,800      Cornell Companies, Inc.*                              $  6,387,836
  84,000      Corrections Corporation of America*                      3,732,120
 202,000      Providence Service Corp.*                                5,902,440
 138,200      School Specialty, Inc.*                                  5,091,288
                                                                    ------------
                                                                    $ 21,113,684
                                                                    ------------
              Human Resource & Employment Services - 2.5%
 167,500      Korn/Ferry International*                             $  2,884,350
 898,900      On Assignment, Inc.*                                     9,932,845
 196,800      Watson Wyatt & Company Holdings                          5,297,856
                                                                    ------------
                                                                    $ 18,115,051
                                                                    ------------
              Total Commercial Services & Supplies                  $ 39,228,735
                                                                    ------------
              Transportation - 4.6%
              Air Freight & Couriers - 0.9%
  91,317      Forward Air Corp.                                     $  3,511,139
  97,600      Pacer International, Inc.                                2,579,568
                                                                    ------------
                                                                    $  6,090,707
                                                                    ------------
              Marine - 1.5%
 103,200      Dryships, Inc. (b)                                    $  1,345,728
 114,700      Eagle Bulk Shipping, Inc.*                               1,773,262
 195,600      Excel Maritime Carriers, Ltd.*                           2,591,700
  96,700      Genco Shipping & Trading, Ltd.*                          1,670,976
 338,400      Quintana Maritime, Ltd.                                  3,597,192
                                                                    ------------
                                                                    $ 10,978,858
                                                                    ------------
              Railroads - 1.1%
 243,400      Genesee & Wyoming, Inc.*                              $  8,175,806
                                                                    ------------

18   The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                                   Value
              Trucking - 1.1%
  86,400      Dollar Thrifty Automotive Group*                      $  3,240,000
 189,800      Universal Truckload Services, Inc.*                      4,433,728
                                                                    ------------
                                                                    $  7,673,728
                                                                    ------------
              Total Transportation                                  $ 32,919,099
                                                                    ------------
              Consumer Durables & Apparel - 0.9%
              Apparel, Accessories & Luxury Goods - 0.2%
  57,000      Kellwood Co.                                          $  1,317,840
                                                                    ------------
              Housewares & Specialties - 0.7%
 151,875      Jarden Corp.*(b)                                      $  4,958,719
                                                                    ------------
              Total Consumer Durables & Apparel                     $  6,276,559
                                                                    ------------
              Consumer Services - 0.8%
              Casinos & Gaming - 0.4%
 221,700      Alliance Gaming Corp.*(b)                             $  2,644,881
                                                                    ------------
              Restaurants - 0.4%
 208,600      O'Charley's, Inc.*                                    $  3,026,786
                                                                    ------------
              Total Consumer Services                               $  5,671,667
                                                                    ------------
              Retailing - 4.2%
              Apparel Retail - 0.5%
 112,650      Stage Stores, Inc.                                    $  3,369,362
                                                                    ------------
              Catalog Retail - 1.8%
 608,700      Insight Enterprises, Inc.*+                           $ 12,679,221
                                                                    ------------
              Computer & Electronics Retail - 0.3%
 367,800      Tweeter Home Entertainment Group, Inc.*(b)            $  2,067,036
                                                                    ------------
              General Merchandise Stores - 0.6%
 260,700      Fred's, Inc. (b)                                      $  4,330,227
                                                                    ------------
              Specialty Stores - 1.0%
 508,600      Hancock Fabrics, Inc. (b)                             $  2,288,700
 749,400      Rent-Way, Inc.*(b)                                       4,908,570
                                                                    ------------
                                                                    $  7,197,270
                                                                    ------------
              Total Retailing                                       $ 29,643,116
                                                                    ------------
              Food, Beverage & Tobacco - 1.4%
              Agricultural Products - 0.7%
 207,200      Fresh Del Monte Produce, Inc. (b)                     $  5,380,984
                                                                    ------------

  The accompanying notes are an integral part of these financial statements.  19

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 11/30/05                                     (continued)
--------------------------------------------------------------------------------

  Shares                                                                   Value
              Packaged Foods & Meats - 0.7%
 323,300      B & G Foods, Inc.                                     $  4,704,015
                                                                    ------------
              Total Food, Beverage & Tobacco                        $ 10,084,999
                                                                    ------------
              Household & Personal Products - 1.6%
              Personal Products - 1.6%
 104,600      NBTY, Inc.*                                           $  2,052,252
 521,600      Nu Skin Enterprises, Inc.+                               9,065,408
                                                                    ------------
                                                                    $ 11,117,660
                                                                    ------------
              Total Household & Personal Products                   $ 11,117,660
                                                                    ------------
              Health Care Equipment & Services - 5.8%
              Health Care Equipment - 1.1%
 161,900      Analogic Corp.                                        $  7,764,724
                                                                    ------------
              Health Care Facilities - 0.6%
  59,200      Sunrise Senior Living, Inc.*(b)                       $  1,977,280
  57,700      Triad Hospitals, Inc.*                                   2,461,482
                                                                    ------------
                                                                    $  4,438,762
                                                                    ------------
              Health Care Services - 3.0%
 127,800      Chemed Corp.                                          $  6,479,460
 400,600      Cross Country Healthcares, Inc.*                         7,403,088
  84,850      Pediatrix Medical Group, Inc.*                           7,174,916
                                                                    ------------
                                                                    $ 21,057,464
                                                                    ------------
              Health Care Supplies - 0.4%
 245,200      Merit Medical Systems, Inc.*                          $  3,138,560
                                                                    ------------
              Managed Health Care - 0.7%
 252,600      AMERIGROUP Corp.*                                     $  4,713,516
                                                                    ------------
              Total Health Care Equipment & Services                $ 41,113,026
                                                                    ------------
              Pharmaceuticals & Biotechnology - 0.3%
              Biotechnology - 0.3%
  84,900      Kendle International, Inc.*                           $  2,029,110
                                                                    ------------
              Total Pharmaceuticals & Biotechnology                 $  2,029,110
                                                                    ------------

20   The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                                   Value
              Banks - 7.3%
              Regional Banks - 5.4%
 147,100      Alliance Bankshares Corp.*                            $  2,409,498
 595,900      Cardinal Financial Corp.*                                6,525,105
  84,400      City National Corp.                                      6,163,732
 100,300      Signature Bank*                                          2,887,637
 709,900      Sterling Bancshares, Inc.                               11,067,341
 380,700      Texas Capital Bancshares, Inc.*                          9,190,098
                                                                    ------------
                                                                    $ 38,243,411
                                                                    ------------
              Thrifts & Mortgage Finance - 1.9%
 283,400      BankAtlantic Bancorp, Inc.                            $  3,950,596
  93,100      BankUnited Financial Corp. (b)                           2,373,119
 206,200      First Niagara Financial Group, Inc.                      2,987,838
 239,900      Provident Financial Services, Inc.                       4,315,801
                                                                    ------------
                                                                    $ 13,627,354
                                                                    ------------
              Total Banks                                           $ 51,870,765
                                                                    ------------
              Diversified Financials - 8.3%
              Asset Management & Custody Banks - 1.5%
 553,517      Apollo Investment Corp.                               $ 10,500,217
                                                                    ------------
              Consumer Finance - 2.9%
 159,800      Advanta Corp.                                         $  4,894,674
 166,800      Advanta Corp. (Class B)                                  5,400,984
 168,700      Cash America International, Inc.                         3,821,055
 200,900      The First Marblehead Corp.*(b)                           6,790,420
                                                                    ------------
                                                                    $ 20,907,133
                                                                    ------------
              Investment Banking & Brokerage - 2.5%
 136,700      A.G. Edwards, Inc.                                    $  6,024,369
 213,450      OptionsXpress Holdings, Inc.*                            5,231,660
 162,200      Piper Jaffray Co.*                                       6,445,828
                                                                    ------------
                                                                    $ 17,701,857
                                                                    ------------


  The accompanying notes are an integral part of these financial statements.  21

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 11/30/05                                     (continued)
--------------------------------------------------------------------------------

  Shares                                                                   Value
              Specialized Finance - 1.4%
 124,800      Financial Federal Corp.                               $  5,044,416
 125,100      Nasdaq Stock Market, Inc.*                               4,895,163
                                                                    ------------
                                                                    $  9,939,579
                                                                    ------------
              Total Diversified Financials                          $ 59,048,786
                                                                    ------------
              Insurance - 5.6%
              Multi-Line Insurance - 0.5%
 862,800      Quanta Capital Holdings*(b)                           $  3,615,132
                                                                    ------------
              Property & Casualty Insurance - 2.1%
 379,300      Assured Guaranty, Ltd.                                $  9,983,176
  88,900      National Interstate Corp.                                1,621,536
  54,700      Selective Insurance Group, Inc.                          3,061,559
                                                                    ------------
                                                                    $ 14,666,271
                                                                    ------------
              Reinsurance - 3.0%
 325,800      IPC Holdings, Ltd.                                    $  9,513,360
 210,300      Max Re Capital, Ltd.                                     5,615,010
 151,300      Odyssey Re Holdings Corp. (b)                            3,879,332
  81,900      Platinum Underwriter Holdings, Ltd.                      2,494,674
                                                                    ------------
                                                                    $ 21,502,376
                                                                    ------------
              Total Insurance                                       $ 39,783,779
                                                                    ------------
              Real Estate - 3.5%
              Real Estate Management & Development - 0.8%
 391,000      Deerfield Triarc Capital Corp.*                       $  5,556,110
                                                                    ------------
              Real Estate Investment Trusts - 2.7%
 282,759      BioMed Property Trust, Inc.                           $  7,258,424
 231,400      Capital Trust, Inc.                                      7,092,410
 519,800      Feldman Mall Properties, Inc.                            4,714,586
                                                                    ------------
                                                                    $ 19,065,420
                                                                    ------------
              Total Real Estate                                     $ 24,621,530
                                                                    ------------

22   The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                                  Value
               Software & Services - 6.4%
               Application Software - 3.2%
1,013,000      Aspen Technology, Inc.*                              $  7,496,200
  199,000      Sonic Solutions*                                        3,064,600
  246,850      SPSS, Inc.*                                             7,129,028
  614,500      TIBCO Software, Inc.*                                   5,143,365
                                                                    ------------
                                                                    $ 22,833,193
                                                                    ------------
               Data Processing & Outsourced Services - 0.7%
  105,600      Intrado, Inc.*                                       $  2,384,448
  350,900      Pegusus Systems, Inc.*(b)                               2,494,899
                                                                    ------------
                                                                    $  4,879,347
                                                                    ------------
               IT Consulting & Other Services - 0.4%
  207,900      Gartner Group, Inc.*                                 $  2,802,492
                                                                    ------------
               Systems Software - 2.1%
  997,900      Borland Software Corp.*                              $  6,057,253
  227,100      Internet Security Systems, Inc.*                        5,191,506
  153,000      Sybase, Inc.*                                           3,434,850
                                                                    ------------
                                                                    $ 14,683,609
                                                                    ------------
               Total Software & Services                            $ 45,198,641
                                                                    ------------
               Technology Hardware & Equipment - 7.8%
               Communications Equipment - 2.9%
  177,900      Black Box Corp.                                      $  8,309,709
  236,000      Dycom Industries, Inc.*                                 4,821,480
  438,284      Remec, Inc. (b)                                           512,792
  837,000      Symmetricom, Inc.*                                      7,332,120
                                                                    ------------
                                                                    $ 20,976,101
                                                                    ------------
               Computer Hardware - 1.7%
  235,600      Avid Technology, Inc.*                               $ 11,893,088
                                                                    ------------
               Computer Storage & Peripherals - 0.4%
   98,100      Electronics for Imaging, Inc.*                       $  2,739,933
                                                                    ------------

  The accompanying notes are an integral part of these financial statements.  23

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 11/30/05                                     (continued)
--------------------------------------------------------------------------------

  Shares                                                                   Value
              Electronic Equipment & Instruments - 2.3%
 314,000      Electro Scientific Industries, Inc.*                  $  7,900,240
 286,600      Planar Systems, Inc.*(b)                                 2,780,020
 322,500      Technitrol, Inc.                                         5,708,250
                                                                    ------------
                                                                    $ 16,388,510
                                                                    ------------
              Electronic Manufacturing Services - 0.5%
 184,300      Mercury Computer Systems, Inc.*                       $  3,682,314
                                                                    ------------
              Total Technology Hardware & Equipment                 $ 55,679,946
                                                                    ------------
              Semiconductors - 0.9%
              Semiconductor Equipment - 0.4%
 195,000      Brooks Automation, Inc.*(b)                           $  2,507,700
                                                                    ------------
              Semiconductors - 0.5%
 733,800      Lattice Semiconductor Corp.*                          $  3,588,282
                                                                    ------------
              Total Semiconductors                                  $  6,095,982
                                                                    ------------
              Utilities - 1.9%
              Gas Utilities - 1.9%
 142,300      AGL Resources, Inc.                                   $  5,033,151
 102,000      Energen Corp.                                            3,743,400
 141,400      People's Energy Corp.                                    5,080,501
                                                                    ------------
                                                                    $ 13,857,052
                                                                    ------------
              Total Utilities                                       $ 13,857,052
                                                                    ------------
              TOTAL COMMON STOCKS
              (Cost $484,078,218)                                   $644,679,939
                                                                    ------------
              EXCHANGE TRADED FUNDS - 2.3%
  80,500      Russell 2000 Exchange Traded Fund (b)                 $  5,426,505
  80,600      Russell 2000 Growth Exchange Traded Fund (b)             5,642,000
  74,700      Russell 2000 Value Exchange Traded Fund (b)              5,000,418
                                                                    ------------
                                                                    $ 16,068,923
                                                                    ------------
              TOTAL EXCHANGE TRADED FUNDS
              (Cost $13,743,366)                                    $ 16,068,923
                                                                    ------------


24   The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Principal
   Amount
                 TEMPORARY CASH INVESTMENTS - 19.0%
                 Repurchase Agreement - 7.1%
$50,300,000      UBS Warburg, Inc., 3.80%, dated 11/30/05,
                 repurchase price of $50,300,000 plus accrued
                 interest on 12/1/05 collateralized by
                 $52,380,000 U.S. Treasury Bill, 4.27%, 5/25/06     $ 50,300,000
                                                                    ------------

     Shares
                 Security Lending Collateral - 11.9%
 84,664,795      Securities Lending Investment Fund, 4.02%          $ 84,664,795
                                                                    ------------
                 TOTAL TEMPORARY CASH INVESTMENTS
                 (Cost $134,964,795)                                $134,964,795
                                                                    ------------
                 TOTAL INVESTMENT IN SECURITIES - 112.2%
                 (Cost $632,786,379)(a)                             $795,713,657
                                                                    ------------
                 OTHER ASSETS AND LIABILITIES - (12.2)%             $(86,428,712)
                                                                    ------------
                 TOTAL NET ASSETS - 100.0%                          $709,284,945
                                                                    ============

*     Non-Income producing security

144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At November 30, 2005, the value of these securities amounted to $9,841,475 or 1.4% of total net assets.


(a) At November 30, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $633,156,695 was as follows:

         Aggregate gross unrealized gain for all investments in which there is
         an excess of value over tax cost                                           $188,912,290
         Aggregate gross unrealized loss for all investments in which there is
         an excess of tax cost over value                                            (26,355,328)
                                                                                    ------------
         Net unrealized gain                                                        $162,556,962
                                                                                    ============


  The accompanying notes are an integral part of these financial statements.  25

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 11/30/05                                     (continued)
--------------------------------------------------------------------------------

(b)   At November 30, 2005, the following securities were out on loan:

      Shares                    Security                                Value
     210,615     Alliance Gaming Corp.*                              $ 2,512,637
      87,195     BankUnited Financial Corp.                            2,222,601
      80,000     Brooks Automation, Inc.*                              1,028,800
     283,600     Cambior, Inc.*                                          629,592
      42,200     Carpenter Technology                                  2,766,210
      98,040     Dryships Inc.                                         1,278,442
     200,855     The First Marblehead Corp.*                           6,788,899
     247,665     Fred's, Inc.                                          4,113,716
     196,840     Fresh Del Monte Produce, Inc.                         5,111,935
     687,420     Graftech International, Ltd.*                         4,495,727
     483,170     Hancock Fabrics, Inc.                                 2,174,265
     144,281     Jarden Corp.*                                         4,710,775
     202,065     Massey Energy Co.                                     7,668,367
     109,250     Maverick Tube Corp.*                                  4,156,963
     143,735     Odyssey Re Holdings Corp.                             3,685,365
     289,545     Pegusus Systems, Inc.*                                2,058,665
     224,770     Planar Systems, Inc.*                                 2,180,269
     676,115     Quanta Capital Holdings*                              2,832,922
     193,370     Remec, Inc.                                             226,243
     549,800     Rent-Way, Inc.*                                       3,601,190
      76,475     Russell 2000 Exchange Traded Fund                     5,155,180
      58,375     Russell 2000 Growth Exchange Traded Fund              4,086,250
      70,965     Russell 2000 Value Exchange Traded Fund               4,750,397
      59,150     Sunrise Senior Living, Inc.*                          1,975,610
     349,410     Tweeter Home Entertainment Group, Inc.*               1,963,684
                                                                     -----------
                 Total                                               $82,174,704
                                                                     ===========

+ At November 30, 2005, the following securities have been pledged to cover margin requirements for open futures contracts:

      Shares                    Security                                   Value
      17,420     Insight Enterprises, Inc.*                           $  179,862
     116,080     Nu Skin Enterprises, Inc.                               984,939
      27,000     Southwestern Energy Co.*                                460,755
      15,765     Wabtec Corp.                                            199,664
                                                                      ----------
                 Total                                                $1,825,220
                                                                      ==========

Purchases and sales of securities (excluding temporary cash investments) for the year ended November 30, 2005 aggregated $254,871,575 and $271,939,921, respectively.


26   The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 11/30/05
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities, at value (including securities
    loaned of $82,174,704) (cost $632,786,379)                      $795,713,657
  Receivables -
    Investment securities sold                                           843,542
    Fund shares sold                                                     667,088
    Variation margin on futures contracts                                105,000
    Dividends, interest and foreign taxes withheld                       332,157
  Other                                                                    1,840
                                                                    ------------
     Total assets                                                   $797,663,284
                                                                    ------------
LIABILITIES:
  Payables -
    Investment securities purchased                                 $    980,380
    Fund shares repurchased                                            1,485,365
    Upon return of securities loaned                                  84,664,795
  Due to bank                                                            861,380
  Due to affiliates                                                      286,500
  Accrued expenses                                                        99,919
                                                                    ------------
     Total liabilities                                              $ 88,378,339
                                                                    ------------
NET ASSETS:
  Paid-in capital                                                   $533,236,341
  Accumulated net realized gain on investments and
    futures contracts                                                 12,789,851
  Net unrealized gain on investments                                 162,927,278
  Net unrealized gain on futures contracts                               331,475
                                                                    ------------
     Total net assets                                               $709,284,945
                                                                    ============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $377,533,208/11,776,665 shares)                 $      32.06
                                                                    ============
  Class B (based on $141,636,694/4,788,959 shares)                  $      29.58
                                                                    ============
  Class C (based on $110,846,927/3,578,444 shares)                  $      30.98
                                                                    ============
  Investor Class (based on $47,762,702/1,484,523 shares)            $      32.17
                                                                    ============
  Class R (based on $8,044,959/251,379 shares)                      $      32.00
                                                                    ============
  Class Y (based on $23,460,455/725,907 shares)                     $      32.32
                                                                    ============
MAXIMUM OFFERING PRICE:
  Class A ($32.06 [divided by] 94.25%)                              $      34.02
                                                                    ============


  The accompanying notes are an integral part of these financial statements.  27

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 11/30/05

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $15,448)   $8,063,454
  Interest                                                1,462,372
  Income from securities loaned, net                        151,000
                                                         -----------
     Total investment income                                               $ 9,676,826
                                                                           -----------
EXPENSES:
  Management fees                                        $5,563,488
  Transfer agent fees and expenses
   Class A                                                1,031,407
   Class B                                                  541,397
   Class C                                                  325,658
   Investor Class                                           109,858
   Class R                                                   13,536
   Class Y                                                      415
  Distribution fees
   Class A                                                  848,583
   Class B                                                1,493,924
   Class C                                                1,011,773
   Class R                                                   27,694
  Administrative reimbursements                             128,977
  Custodian fees                                             45,471
  Registration fees                                         157,418
  Professional fees                                          64,976
  Printing expense                                           61,945
  Fees and expenses of nonaffiliated trustees                16,584
  Miscellaneous                                              14,231
                                                         -----------
     Total expenses                                                        $11,457,335
     Less fees paid indirectly                                                 (24,601)
                                                                           -----------
     Net expenses                                                          $11,432,734
                                                                           -----------
       Net investment loss                                                 $(1,755,908)
                                                                           -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
AND FUTURES CONTRACTS:
  Net realized gain on:
   Investments                                           $83,539,934
   Futures contracts                                      3,810,810        $87,350,744
                                                         -----------       -----------
  Change in net unrealized gain on:
   Investments                                           $2,609,065
   Futures contracts                                     (2,459,575)       $   149,490
                                                         -----------       -----------
  Net gain on investments and futures contracts                            $87,500,234
                                                                           -----------
  Net increase in net assets resulting from operations                     $85,744,326
                                                                           ===========


28   The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Years Ended 11/30/05 and 11/30/04, respectively

                                                             Year Ended        Year Ended
                                                              11/30/05          11/30/04
FROM OPERATIONS:
Net investment loss                                        $  (1,755,908)    $  (4,271,834)
Net realized gain on investments and futures contracts        87,350,744        50,809,904
Change in net unrealized gain on investments                     149,490        61,160,844
                                                           -------------     -------------
    Net increase in net assets resulting from
     operations                                            $  85,744,326     $ 107,698,914
                                                           -------------     -------------
DISTRIBUTIONS TO SHAREOWNERS:
Net realized gain:
    Class A ($3.50 and $2.64 per share, respectively)      $ (37,428,239)    $ (24,169,781)
    Class B ($3.50 and $2.64 per share, respectively)        (15,064,054)      (13,994,144)
    Class C ($3.50 and $2.64 per share, respectively)        (11,313,660)       (7,648,240)
    Investor Class ($3.50 and $0.00 per share,
     respectively)                                            (4,714,271)                -
    Class R ($3.50 and $2.64 per share, respectively)           (788,793)         (206,032)
    Class Y ($3.50 and $2.64 per share, respectively)         (2,285,748)         (265,027)
                                                           -------------     -------------
     Total distributions to shareowners                    $ (71,594,765)    $ (46,283,224)
                                                           -------------     -------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                           $ 216,899,813     $ 220,677,847
Shares issued in reorganization                               62,428,510                 -
Reinvestment of distributions                                 61,098,619        38,991,028
Cost of shares repurchased                                  (226,604,040)     (131,281,474)
                                                           -------------     -------------
    Net increase in net assets resulting from
     Fund share transactions                               $ 113,822,902     $ 128,387,401
                                                           -------------     -------------
    Net increase in net assets                             $ 127,972,463     $ 189,803,091
                                                           -------------     -------------
NET ASSETS:
Beginning of year                                          $ 581,312,482     $ 391,509,391
                                                           -------------     -------------
End of year (including undistributed net investment
  income of $0 and $62,425, respectively)                  $ 709,284,945     $ 581,312,482
                                                           =============     =============


  The accompanying notes are an integral part of these financial statements.  29

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                  (continued)
--------------------------------------------------------------------------------

                                   '05 Shares       '05 Amounts       '04 Shares      '04 Amounts
CLASS A
Shares sold                         4,177,605      $ 134,843,985       4,108,927      $123,097,649
Reinvestment of distributions       1,038,623         33,038,621         687,366        21,225,811
Less shares repurchased            (3,386,144)      (109,074,811)     (2,299,385)      (68,617,346)
                                   ----------      -------------      ----------      ------------
    Net increase                    1,830,084      $  58,807,795       2,496,908      $ 75,706,114
                                   ==========      =============      ==========      ============
CLASS B
Shares sold                           726,432      $  22,088,740       1,655,477      $ 46,238,068
Reinvestment of distributions         452,366         13,276,999         414,130        11,993,231
Less shares repurchased            (2,150,395)       (64,328,360)     (1,502,344)      (42,542,209)
                                   ----------      -------------      ----------      ------------
    Net increase (decrease)          (971,597)     $ (28,962,621)        567,263      $ 15,689,090
                                   ==========      =============      ==========      ============
CLASS C
Shares sold                         1,110,944      $  34,766,584       1,575,359      $ 46,152,380
Reinvestment of distributions         243,018          7,470,376         177,156         5,344,808
Less shares repurchased              (929,080)       (29,015,187)       (652,744)      (19,260,699)
                                   ----------      -------------      ----------      ------------
    Net increase                      424,882      $  13,221,773       1,099,771      $ 32,236,489
                                   ==========      =============      ==========      ============
INVESTOR CLASS (a)
Shares sold                                 -                  -
Shares issued in
  reorganization                    2,027,558         62,428,510
Reinvestment of distributions         142,652          4,554,873
Less shares repurchased              (685,687)       (21,747,049)
                                   ----------      -------------
    Net increase                    1,484,523      $  45,236,334
                                   ==========      =============
CLASS R (b)
Shares sold                           181,785      $   5,830,590          56,508      $  1,718,957
Reinvestment of distributions          21,997            698,650           5,281           163,070
Less shares repurchased               (37,810)        (1,202,918)        (14,134)         (428,921)
                                   ----------      -------------      ----------      ------------
    Net increase                      165,972      $   5,326,322          47,655      $  1,453,106
                                   ==========      =============      ==========      ============
CLASS Y (c)
Shares sold                           588,061      $  19,369,914         115,440      $  3,470,793
Reinvestment of distributions          64,207          2,059,100           8,539           264,108
Less shares repurchased               (36,339)        (1,235,715)        (14,001)         (432,299)
                                   ----------      -------------      ----------      ------------
    Net increase                      615,929      $  20,193,299         109,978      $  3,302,602
                                   ==========      =============      ==========      ============

(a)  Investor Class shares were issued in reorganization on December 10, 2004.
(b)  Class R shares were first publicly offered on April 1, 2003.
(c)  Class Y shares were first publicly offered on August 11, 2004.


30   The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                               Year Ended      Year Ended    Year Ended    Year Ended    Year Ended
                                                                11/30/05        11/30/04      11/30/03      11/30/02      11/30/01
CLASS A
Net asset value, beginning of period                            $  31.21        $  27.10      $  21.51      $  22.46       $ 20.10
                                                                --------        --------      --------      --------       -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                   $   0.00(a)     $  (0.13)     $  (0.07)     $  (0.24)      $ (0.09)
 Net realized and unrealized gain (loss) on investments and
  futures contracts                                                 4.35            6.88          5.78         (0.69)         3.29
                                                                --------        --------      --------      --------       -------
   Net increase (decrease) from investment operations           $   4.35        $   6.75      $   5.71      $  (0.93)      $  3.20
Distributions to shareowners:
 Net realized gain                                                 (3.50)          (2.64)        (0.12)        (0.02)        (0.84)
                                                                --------        --------      --------      --------       -------
Net increase (decrease) in net asset value                      $   0.85        $   4.11      $   5.59      $  (0.95)      $  2.36
                                                                --------        --------      --------      --------       -------
Net asset value, end of period                                  $  32.06        $  31.21      $  27.10      $  21.51       $ 22.46
                                                                ========        ========      ========      ========       =======
Total return*                                                      14.02%          25.01%        26.56%        (4.16)%       15.92%
Ratio of net expenses to average net assets+                        1.48%           1.50%         1.66%         1.65%         1.79%
Ratio of net investment income (loss) to average net assets+        0.00%(a)       (0.51)%       (0.32)%       (0.49)%       (0.33)%
Portfolio turnover rate                                               42%             35%           37%           31%           49%
Net assets, end of period (in thousands)                        $377,533        $310,442      $201,892      $139,170       $73,855
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                       1.48%           1.50%         1.66%         1.65%         1.79%
 Net investment income (loss)                                       0.00%(a)       (0.51)%       (0.32)%       (0.49)%       (0.33)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                       1.48%           1.50%         1.65%         1.63%         1.76%
 Net investment income (loss)                                       0.00%(a)       (0.51)%       (0.31)%       (0.47)%       (0.30)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratios with no reduction for fees paid indirectly.
(a)  Amount rounds to less than one cent per share or less than 0.01%.


  The accompanying notes are an integral part of these financial statements.  31

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                               Year Ended      Year Ended    Year Ended    Year Ended    Year Ended
                                                                11/30/05        11/30/04      11/30/03      11/30/02      11/30/01
CLASS B
Net asset value, beginning of period                            $  29.27        $  25.75      $  20.60      $  21.67       $ 19.56
                                                                --------        --------      --------      --------       -------
Increase (decrease) from investment operations:
 Net investment loss                                            $  (0.25)       $  (0.34)     $  (0.23)     $  (0.47)      $ (0.22)
 Net realized and unrealized gain (loss) on investments and
  futures contracts                                                 4.06            6.50          5.50         (0.58)         3.17
                                                                --------        --------      --------      --------       -------
   Net increase (decrease) from investment operations           $   3.81        $   6.16      $   5.27      $  (1.05)      $  2.95
Distributions to shareowners:
 Net realized gain                                                 (3.50)          (2.64)        (0.12)        (0.02)        (0.84)
                                                                --------        --------      --------      --------       -------
Net increase (decrease) in net asset value                      $   0.31        $   3.52      $   5.15      $  (1.07)      $  2.11
                                                                --------        --------      --------      --------       -------
Net asset value, end of period                                  $  29.58        $  29.27      $  25.75      $  20.60       $ 21.67
                                                                ========        ========      ========      ========       =======
Total return*                                                      13.11%          24.03%        25.60%        (4.86)%       15.08%
Ratio of net expenses to average net assets+                        2.29%           2.29%         2.45%         2.41%         2.52%
Ratio of net investment loss to average net assets+                (0.81)%         (1.29)%       (1.10)%       (1.25)%       (1.06)%
Portfolio turnover rate                                               42%             35%           37%           31%           49%
Net assets, end of period (in thousands)                        $141,637        $168,601      $133,705      $108,444       $89,440
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                       2.29%           2.29%         2.45%         2.41%         2.52%
 Net investment loss                                               (0.81)%         (1.29)%       (1.10)%       (1.25)%       (1.06)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                       2.28%           2.28%         2.45%         2.39%         2.49%
 Net investment loss                                               (0.80)%         (1.28)%       (1.10)%       (1.23)%       (1.03)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratios with no reduction for fees paid indirectly.


32  The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                                        9/28/01 (a)
                                                               Year Ended      Year Ended    Year Ended    Year Ended       to
                                                                11/30/05        11/30/04      11/30/03      11/30/02     11/30/01
CLASS C
Net asset value, beginning of period                            $  30.49        $ 26.73       $ 21.37       $ 22.44       $20.77
                                                                --------        -------       -------       -------       ------
Increase (decrease) from investment operations:
 Net investment loss                                            $  (0.22)       $ (0.32)      $ (0.19)      $ (3.19)      $(0.02)
 Net realized and unrealized gain on investments and futures
  contracts                                                         4.21           6.72          5.67          2.14         2.53
                                                                --------        -------       -------       -------       ------
   Net increase (decrease) from investment operations           $   3.99        $  6.40       $  5.48       $ (1.05)      $ 2.51
Distributions to shareowners:
 Net realized gain                                                 (3.50)         (2.64)        (0.12)        (0.02)       (0.84)
                                                                --------        -------       -------       -------       ------
Net increase (decrease) in net asset value                      $   0.49        $  3.76       $  5.36       $ (1.07)      $ 1.67
                                                                --------        -------       -------       -------       ------
Net asset value, end of period                                  $  30.98        $ 30.49       $ 26.73       $ 21.37       $22.44
                                                                ========        =======       =======       =======       ======
Total return*                                                      13.17%         24.04%        25.66%        (4.69)%      12.09%
Ratio of net expenses to average net assets+                        2.25%          2.25%         2.38%         2.31%        2.71%**
Ratio of net investment loss to average net assets+                (0.77)%        (1.26)%       (1.04)%       (1.13)%      (1.47)%**
Portfolio turnover rate                                               42%            35%           37%           31%          49%
Net assets, end of period (in thousands)                        $110,847        $96,165       $54,888       $29,357       $  857
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                       2.25%          2.25%         2.38%         2.31%        2.54%**
 Net investment loss                                               (0.77)%        (1.26)%       (1.04)%       (1.13)%      (1.30)%**
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                       2.25%          2.25%         2.38%         2.28%        2.54%**
 Net investment loss                                               (0.77)%        (1.26)%       (1.04)%       (1.10)%      (1.30)%**

(a)  Class C shares were first publicly offered on September 28, 2001.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.


  The accompanying notes are an integral part of these financial statements.  33

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                    12/10/04 (b)
                                                                         to
                                                                      11/30/05
INVESTOR CLASS
Net asset value, beginning of period                                  $ 30.79
                                                                      -------
Increase from investment operations:
  Net investment income                                               $  0.12
  Net realized and unrealized gain on investments and
   futures contracts                                                     4.76
                                                                      -------
     Net increase from investment operations                          $  4.88
Distributions to shareowners:
  Net realized gain                                                   $ (3.50)
                                                                      -------
Net increase in net asset value                                       $  1.38
                                                                      -------
Net asset value, end of period                                        $ 32.17
                                                                      =======
Total return*                                                           15.93%(a)
Ratio of net expenses to average net assets+                             1.14%**
Ratio of net investment income to average net assets+                    0.35%**
Portfolio turnover rate                                                    42%
Net assets, end of period (in thousands)                              $47,763
Ratios with no waiver of management fees and
  assumption of expenses by PIM and no reduction
  for fees paid indirectly:
  Net expenses                                                           1.14%**
  Net investment income                                                  0.35%**
Ratios with waiver of management fees and assumption of
  expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                           1.14%**
  Net investment income                                                  0.35%**

(a)  Not annualized.
(b)  Investor Class shares were issued in reorganization on December 10, 2004.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
+    Ratio with no reduction for fees paid indirectly.


34   The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                    4/1/03 (a)
                                                    Year Ended      Year Ended          to
                                                     11/30/05        11/30/04        11/30/03
CLASS R
Net asset value, beginning of period                  $31.21          $27.11          $19.59
                                                      ------          ------          ------
Increase from investment operations:
  Net investment loss                                 $(0.04)         $(0.12)         $(0.00)(b)
  Net realized and unrealized gain on
   investments and futures contracts                    4.33            6.86            7.64
                                                      ------          ------          ------
     Net increase from investment operations          $ 4.29          $ 6.74          $ 7.64
Distributions to shareowners:
  Net realized gain                                    (3.50)          (2.64)          (0.12)
                                                      ------          ------          ------
Net increase in net asset value                       $ 0.79          $ 4.10          $ 7.52
                                                      ------          ------          ------
Net asset value, end of period                        $32.00          $31.21          $27.11
                                                      ======          ======          ======
Total return*                                          13.82%          24.96%          39.01%
Ratio of net expenses to average net assets+            1.67%           1.53%           1.52%**
Ratio of net investment loss to average
  net assets+                                          (0.19)%         (0.55)%         (0.27)%**
Portfolio turnover rate                                   42%             35%             37%
Net assets, end of period (in thousands)              $8,045          $2,666          $1,023
Ratios with no waiver of management fees and
  assumption of expenses by PIM and no
  reduction for fees paid indirectly:
  Net expenses                                          1.67%           1.53%           1.52%**
  Net investment loss                                  (0.19)%         (0.55)%         (0.27)%**
Ratios with reduction for fees paid indirectly:
  Net expenses                                          1.67%           1.53%           1.52%**
  Net investment loss                                  (0.19)%         (0.55)%         (0.27)%**

(a)  Class R shares were first publicly offered on April 1, 2003.
(b)  Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.


  The accompanying notes are an integral part of these financial statements.  35

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                     8/11/04 (a)
                                                      Year Ended         to
                                                       11/30/05       11/30/04
CLASS Y
Net asset value, beginning of period                   $ 31.27         $28.72
                                                       -------         ------
Increase from investment operations:
  Net investment income                                $  0.06         $ 0.00(b)
  Net realized and unrealized gain on investments
   and futures contracts                                  4.49           5.19
                                                       -------         ------
     Net gain from investment operations               $  4.55         $ 5.19
Distributions to shareowners:
  Net realized gain                                      (3.50)         (2.64)
                                                       -------         ------
Net increase in net asset value                        $  1.05         $ 2.55
                                                       -------         ------
Net asset value, end of period                         $ 32.32         $31.27
                                                       =======         ======
Total return*                                            14.63%         18.17%
Ratio of net expenses to average net assets+              0.94%          0.93%**
Ratio of net investment income to average
  net assets+                                             0.48%          0.06%**
Portfolio turnover rate                                     42%            35%
Net assets, end of period (in thousands)               $23,460         $3,439
Ratios with no waiver of management fees and
  assumption of expenses by PIM and no reduction
  for fees paid indirectly:
  Net expenses                                            0.94%          0.93%**
  Net investment loss                                     0.48%          0.06%**
Ratios with reduction for fees paid indirectly:
  Net expenses                                            0.94%          0.93%**
  Net investment income                                   0.48%          0.06%**

(a)  Class Y shares were first publicly offered on August 11, 2004.
(b)  Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.


36   The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 11/30/05
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Small Cap Value Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek long-term growth of capital.

The Trustees have authorized the issuance of six classes of shares of the Fund. The Fund offers six classes of shares designated as Class A, Class B, Class C, Investor Class, Class R and Class Y shares. Class C, Class R and Class Y shares were first publicly offered on September 28, 2001, April 1, 2003 and August 11, 2004, respectively. Investor Class shares were first issued on December 10, 2004. The Fund is not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Fund's outstanding Investor Class shares. All Investor Class shares of the Fund, whenever issued, convert to Class A shares of the Fund on December 10, 2006. Each class of shares represents an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, Class C, and Class R shareowners, respectively. There is no distribution plan for Class Y and Investor Class shares. Class B shares will convert to Class A shares eight years after the date of purchase.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates.

Information regarding the Fund's principal investment risks is contained in the Fund's prospectus. Please refer to those documents when considering the Fund's risks. Investments in small companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. The Fund invests in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income,

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 11/30/05                               (continued)
--------------------------------------------------------------------------------

fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At November 30, 2005 there were no securities fair valued. Temporary cash investments are valued at amortized cost.

    Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in exercise of reasonable diligence. Dividend and interest income, including interest on income bearing cash accounts, is recorded on the accrual basis net of unrecoverable taxes withheld at the applicable country rates.

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.  Foreign Currency Translation

    The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

    Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C.  Forward Foreign Currency Contracts

    The Fund enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. The Fund had no outstanding portfolio or settlement hedges as of November 30, 2005.

D.  Futures Contracts

    The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices and currency rates or to seek to increase total return. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 11/30/05                               (continued)
--------------------------------------------------------------------------------

    the associated futures exchange. Subsequent payments for futures contracts ("variation margin") are paid or received by the Fund, depending on the daily fluctuation in the value of the contracts, and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the opening and closing value of the contract. The use of futures contracts involves, to varying degrees, elements of market and counterparty risks, which may exceed the amounts recognized by the Fund. Changes in value of the contracts may not directly correlate to the changes in value of the underlying securities. These risks may decrease the effectiveness of the Fund's hedging strategies and potentially result in a loss.

    At November 30, 2005 open futures contracts were as follows:

------------------------------------------------------------------------------------
                      Number of
                      Contracts      Settlement        Market          Unrealized
      Type          Long/(Short)        Month          Value              Gain
------------------------------------------------------------------------------------
Russell 2000            75              12/05         $25,428,750       $331,475
------------------------------------------------------------------------------------

E.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    The tax character of distributions paid during the years ended November 30, 2005 and 2004 were as follows:

--------------------------------------------------------------------------------
                                                 2005                  2004
--------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                              $ 1,692,504           $   756,124
Long-term capital gain                        69,902,261            45,527,100
                                             -----------           -----------
Total                                        $71,594,765           $46,283,224
                                             ===========           ===========
--------------------------------------------------------------------------------

    The following shows the components of distributable earnings on a federal income tax basis at November 30, 2005.

--------------------------------------------------------------------------------
                                                                       2005
--------------------------------------------------------------------------------
Undistributed ordinary income                                     $  3,007,008
Undistributed long-term gain                                        10,484,634
Unrealized appreciation                                            162,556,962
                                                                  ------------
Total                                                             $176,048,604
                                                                  ============
--------------------------------------------------------------------------------

    The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales and tax basis adjustments on open future contracts.

    At November 30, 2005, the Fund has reclassified $1,693,483 to increase undistributed net investment income and $1,693,483 to decrease accumulated net realized gain on investments and futures contracts, to reflect permanent book/tax differences. The reclassification has no impact on the net assets of the Fund and is designed to present the Fund's capital accounts on a tax basis.

F.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A., (UniCredito Italiano), earned $130,954 in underwriting commissions on the sale of Class A shares during the year ended November 30, 2005.

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 11/30/05                               (continued)
--------------------------------------------------------------------------------

G.  Class Allocations

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C and Class R shares of the Fund, respectively (see Note 4). Investor Class and Class Y shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C, Investor Class, Class R and Class Y shares can bear different transfer agent and distribution fees.

H.  Securities Lending

    The Fund lends securities in its Portfolio to certain broker-dealers or other institutional investors, with the Funds custodian acting as the lending agent. When entering into a loan, the Fund receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102% at all times, of the fair value of the securities loaned. The amount of collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreement to recover the securities on loan from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is sponsored by Brown Brothers Harriman, Co., the Fund's custodian.

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

I.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2.  Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.85% of the Fund's average daily net assets.

Through December 10, 2006, PIM has agreed not to impose all or a portion of its management fees and to assume other operating expenses (excluding taxes, commissions, interest and extraordinary expenses) of the Fund to the extent necessary to limit Investor Class expenses to 1.15% of the average daily net assets attributable to Investor Class shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At November 30, 2005, $18,587 was payable to PIM related to management costs, administrative costs and certain other services and is included in due to affiliates.

3.  Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $258,348 in transfer agent fees payable to PIMSS at November 30, 2005.

4.  Distribution and Service Plans

The Fund adopted a Plan of Distribution with respect to Class A shares, Class B shares, Class C shares and Class R shares (Class A Plan, Class B Plan, Class C Plan, and Class R Plan) in accordance

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 11/30/05                               (continued)
--------------------------------------------------------------------------------

with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to Class B shares and Class C shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B shares and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to class R shares for distribution services paid as compensation for personal services and/or account maintenance services or distribution services. The Fund also has adopted a separate service plan for Class R shares (Service Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's daily net assets attributable to Class R shares held by such plans. Included in due to affiliates is $9,565 in distribution fees payable to PFD at November 30, 2005.

In addition, redemptions of each class of shares (except Investor Class shares and Class Y shares) may be subject to a contingent deferred sales charge
(CDSC). Effective February 1, 2004, a CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (12 months for shares purchased prior to February 1, 2004). Class B shares subscribed on or after December 1, 2004 that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00% based on the lower of cost or market value of shares being redeemed. Shares purchased prior to December 1, 2004, remain subject to the CDSC in effect at the time those shares were purchased. Shares purchased as part of an exchange or acquired as a result of a reorganization of another fund into the fund remain subject to any contingent deferred sales charge that applied to the shares you originally purchased. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Redemptions of Class R shares within 18 months of purchase were subject to a CDSC of 1.00%. Effective July 1, 2004, the CDSC on Class R

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

shares was eliminated. Proceeds from the CDSCs are paid to PFD. For the year ended November 30, 2005, CDSCs in the amount of $222,704 were paid to PFD.

5.  Expense Offsets Arrangements

The Fund has entered into another expense offset arrangement with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended November 30, 2005, the Fund's expenses were reduced by $24,601 under this arrangement.

6.  Line of Credit

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), participates in a $50 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $50 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the year ended November 30, 2005, the Fund had no borrowings under this agreement.

7.  Merger Information

On December 8, 2004, beneficial owners of Safeco Small-Cap Value Fund (one of the Series that comprised Safeco Common Stock Trust) approved a proposed Agreement and Plan of Reorganization that provided for the merger listed below. This tax-free reorganization was accomplished on December 10, 2004, by exchanging all of Safeco's net assets for Investor Class shares, based on the Fund's Class A shares' ending net asset value. The following charts show the details of the reorganizations as of that closing date ("Closing Date"):

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 11/30/05                               (continued)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      Pioneer Small        Safeco Small-
                          Cap                  Cap            Pioneer Small Cap
                        Value Fund           Value Fund          Value Fund
                          (Pre                (Pre                 (Post
                     Reorganization)      Reorganization)      Reorganization)
--------------------------------------------------------------------------------
Net Assets            $573,363,552         $62,428,510          $635,792,062
Shares Out-
standing                19,054,660           2,816,544            21,082,218
Investor Class
Shares Issued                                                      2,027,558
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                          Unrealized              Accumulated
                                        Appreciation on            Gain on
                                          Closing Date           Closing Date
Safeco Small-Cap Value Fund                $24,442,899            $2,604,013
--------------------------------------------------------------------------------

8.  Subsequent Information

The Fund's Board of Trustees have approved the merger of the Pioneer Small Company Fund into the Fund. The plans include renaming the merged entity the Pioneer Small Cap Value Fund. This transaction would be subject to the approval of the shareholders of the Pioneer Small Cap Value Fund in early 2006. There can be no assurance that this transaction will be completed.

Additional Information (unaudited)

For the fiscal year ended November 30, 2005 certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate up to the maximum amount of such dividend allowable under the Act, as taxed at a maximum rate of 15%. Complete information will be computed and reported in conjunction with your 2005 Form 1099-DIV.

The qualifying percentage of the Fund's ordinary income dividends for the purposes of the corporate dividends received deduction was 100.00%

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of Pioneer Small Cap Value Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer Small Cap Value Fund (the "Fund") as of November 30, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended November 30, 2001 were audited by other auditors who have ceased operations and whose report, dated January 9, 2002, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Small Cap Value Fund at November 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Boston, Massachusetts
January 6, 2006

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") voting separately annually approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and is in the best interests of the Fund and its shareowners. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and an index, in each case selected by the Independent Trustees for this purpose, (ii) sales and redemption data in respect of the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectuses and reports to shareowners.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one, three and five year periods for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management and other fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for each of the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes factors considered by the Trustees in connection with reviewing the information described above and their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareowners. The Trustees considered the benefits to shareowners of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareowner services.

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                    (continued)
--------------------------------------------------------------------------------

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objectives and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return, as well as the Fund's performance compared to both the performance of a peer group and an index, in each case selected by the Independent Trustees for this purpose. The Fund's performance, based upon total return, was in the second quintile of the peer group for the 12 months ended June 30, 2005, the fourth quintile of the peer group for the three years ended June 30, 2005, and the third quintile for the five years ended June 30, 2005. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees also noted that the return of the Fund, gross of expenses, exceeded the return of the Fund's benchmark index for the 12 month period ended June 30, 2005. The Trustees concluded that the performance of the Fund supported the continuation of the Management Contract.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's equities group. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareowners of the Fund, including administrative and shareowner services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

    Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareowners of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2005 was in the third quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio and expense ratios of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio for the 12 months ended June 30, 2005 was in the fourth quintile of the applicable peer group for the most recent fiscal year of the peer group for the comparable period. The Trustees concluded that the Fund's overall expense ratio was reasonable compared to that of similar funds.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                    (continued)
--------------------------------------------------------------------------------

    the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees concluded that, given current and anticipated asset levels, break points in the management fee are not necessary at the time. As assets increase, the Trustees will continue to evaluate annually the appropriateness of break points.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareowner services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect of the Pioneer Funds (including the Fund), and benefits to the Investment Adviser from the use of "soft" commission dollars to pay for research services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers
The Fund's Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the Investment Company Act of 1940 are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees may serve as a trustee of each of the 91 U.S. registered investment portfolios for which Pioneer Investment Management, Inc. ("Pioneer") serves as investment adviser (the "Pioneer Funds"). The address for all Interested Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerfunds.com and on the SEC's web site at http://www.sec.gov.

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------

                            Positions Held            Length of Service
Name and Age                With the Fund             and Term of Office
John F. Cogan, Jr. (79)*    Chairman of the           Trustee since 1996.
                            Board,                    Serves until
                            Trustee and President     successor trustee
                                                      is elected or earlier
                                                      retirement or
                                                      removal

*Mr. Cogan is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
-------------------------------------------------------------------------------------------------------------------
Osbert M. Hood (53)**       Trustee and               Trustee since
                            Executive Vice            June, 2003. Serves
                            President                 until successor
                                                      trustee is elected
                                                      or earlier retirement
                                                      or removal

**Mr. Hood is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
-------------------------------------------------------------------------------------------------------------------


Pioneer Small Cap Value Fund
-------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
-------------------------------------------------------------------------------------------------------------------
                                                                               Other Directorships Held
Name and Age                Principal Occupation During Past Five Years        by this Trustee
John F. Cogan, Jr. (79)*    Deputy Chairman and a Director of Pioneer          Chairman and Director
                            Global Asset Management S.p.A ("PGAM");            of ICI Mutual Insurance
                            Non-Executive Chairman and a Director of Pioneer   Company; Director
                            Investment Management USA Inc. ("PIM-USA");        of Harbor Global
                            Chairman and a Director of Pioneer; Director of    Company, Ltd.
                            Pioneer Alternative Investment Management
                            Limited (Dublin); President and a Director of
                            Pioneer Alternative Investment Management
                            (Bermuda) Limited and affiliated funds; President
                            and Director of Pioneer Funds Distributor, Inc.
                            ("PFD"); President of all of the Pioneer Funds;
                            and Of Counsel (since 2000, partner prior to
                            2000), Wilmer Cutler Pickering Hale and Dorr LLP
                            (counsel to PIM-USA and the Pioneer Funds).

*Mr. Cogan is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
------------------------------------------------------------------------------------------------------------------------
Osbert M. Hood (53)**       President and Chief Executive Officer,             None
                            PIM-USA since May 2003 (Director since
                            January 2001); President and Director of
                            Pioneer since May 2003; Chairman and Director
                            of Pioneer Investment Management Shareholder
                            Services, Inc. ("PIMSS") since May 2003;
                            Executive Vice President of all of the
                            Pioneer Funds since June 2003; and
                            Executive Vice President and Chief Operating
                            Officer of PIM-USA, November 2000 to May 2003

*Mr. Hood is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
------------------------------------------------------------------------------------------------------------------------

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                                     Positions Held   Length of Service
Name, Age and Address                With the Fund    and Term of Office
David R. Bock**(61)                  Trustee          Trustee since 2005.
3050 K. Street NW,                                    Serves until
Washington, DC 20007                                  successor trustee
                                                      is elected or earlier
                                                      retirement or removal.

**Mr. Bock became a Trustee of the Fund on January 1, 2005.
------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (57)                    Trustee          Trustee since 1997.
3509 Woodbine Street,                                 Serves until
Chevy Chase, MD 20815                                 successor trustee
                                                      is elected or earlier
                                                      retirement or removal
------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (58)            Trustee          Trustee since 1996.
1001 Sherbrooke Street West,                          Serves until
Montreal, Quebec, Canada                              successor trustee
H3A 1G5                                               is elected or earlier
                                                      retirement or removal
------------------------------------------------------------------------------------------------------------------------

Pioneer Small Cap Value Fund
------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------
                                                                                            Other Directorships Held
Name, Age and Address          Principal Occupation During Past Five Years                  by this Trustee
David R. Bock**(61)            Senior Vice President and Chief Financial Officer, I-trax,   Director of The Enterprise
3050 K. Street NW,             Inc. (publicly traded health care services company)          Social Investment
Washington, DC 20007           (2001 - present); Managing Partner, Federal City Capital     Company (privately-held
                               Advisors (boutique merchant bank) (1995 - 2000; 2002         affordable housing
                               to 2004); Executive Vice President and Chief Financial       finance company);
                               Officer, Pedestal Inc. (internet-based mortgage trading      Director of New York
                               company) (2000 - 2002)                                       Mortgage Trust (publicly
                                                                                            traded mortgage REIT)
**Mr. Bock became a Trustee of the Fund on January 1, 2005.
------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (57)              President, Bush International (international financial       Director of Brady
3509 Woodbine Street,          advisory firm)                                               Corporation (industrial
Chevy Chase, MD 20815                                                                       identification and
                                                                                            specialty coated
                                                                                            material products
                                                                                            manufacturer),
                                                                                            Millennium Chemicals,
                                                                                            Inc. (commodity
                                                                                            chemicals), Mortgage
                                                                                            Guaranty Insurance
                                                                                            Corporation, and R.J.
                                                                                            Reynolds Tobacco
                                                                                            Holdings, Inc. (tobacco)
------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (58)      Founding Director, The Winthrop Group, Inc. (consulting      None
1001 Sherbrooke Street West,   firm); Professor of Management, Faculty of Management,
Montreal, Quebec, Canada       McGill University
H3A 1G5
------------------------------------------------------------------------------------------------------------------------

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                Positions Held      Length of Service
Name, Age and Address           With the Fund       and Term of Office
Marguerite A. Piret (57)        Trustee             Trustee since 1996.
One Boston Place, 28th Floor,                       Serves until
Boston, MA 02108                                    successor trustee
                                                    is elected or earlier
                                                    retirement or removal
------------------------------------------------------------------------------------------------------------------------
Stephen K. West (77)            Trustee             Trustee since 1996.
125 Broad Street,                                   Serves until
New York, NY 10004                                  successor trustee
                                                    is elected or earlier
                                                    retirement or removal
------------------------------------------------------------------------------------------------------------------------
John Winthrop (69)              Trustee             Trustee since 1996.
One North Adgers Wharf,                             Serves until
Charleston, SC 29401                                successor trustee
                                                    is elected or earlier
                                                    retirement or removal
------------------------------------------------------------------------------------------------------------------------

Pioneer Small Cap Value Fund
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                                                                          Other Directorships Held
Name, Age and Address           Principal Occupation During Past Five Years               by this Trustee
Marguerite A. Piret (57)        President and Chief Executive Officer, Newbury, Piret &   Director of New America
One Boston Place, 28th Floor,   Company, Inc. (investment banking firm)                   High Income Fund, Inc.
Boston, MA 02108                                                                          (closed-end investment
                                                                                          company)
------------------------------------------------------------------------------------------------------------------------
Stephen K. West (77)            Senior Counsel, Sullivan & Cromwell (law firm)            Director, The Swiss
125 Broad Street,                                                                         Helvetia Fund, Inc.
New York, NY 10004                                                                        (closed-end investment
                                                                                          company) and
                                                                                          AMVESCAP PLC
                                                                                          (investment managers)
------------------------------------------------------------------------------------------------------------------------
John Winthrop (69)              President, John Winthrop & Co., Inc.                      None
One North Adgers Wharf,         (private investment firm)
Charleston, SC 29401
------------------------------------------------------------------------------------------------------------------------

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

                               Positions Held          Length of Service
Name and Age                   With the Fund           and Term of Office
Dorothy E. Bourassa (57)       Secretary               Since September,
                                                       2003. Serves
                                                       at the discretion
                                                       of the Board
------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (40)     Assistant Secretary     Since September,
                                                       2003. Serves at the
                                                       discretion of the Board
------------------------------------------------------------------------------------------------------------------------
David C. Phelan (48)           Assistant Secretary     Since September,
                                                       2003. Serves at the
                                                       discretion of the Board
------------------------------------------------------------------------------------------------------------------------
Vincent Nave (60)              Treasurer               Since November,
                                                       2000. Serves
                                                       at the discretion of
                                                       the Board
------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (46)           Assistant Treasurer     Since November,
                                                       2004. Serves
                                                       at the discretion of
                                                       the Board
------------------------------------------------------------------------------------------------------------------------

Pioneer Small Cap Value Fund
------------------------------------------------------------------------------------------------------------------------
FUND OFFICERS
------------------------------------------------------------------------------------------------------------------------
                                                                                        Other Directorships Held
Name and Age                 Principal Occupation During Past Five Years                by this Officer
Dorothy E. Bourassa (57)     Secretary of PIM-USA; Senior Vice President - Legal        None
                             of Pioneer; and Secretary/Clerk of most of PIM-USA's
                             subsidiaries; and Secretary of all of the Pioneer Funds
                             since September 2003 (Assistant Secretary from
                             November 2000 to September 2003)
------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (40)   Assistant Vice President and Senior Counsel of             None
                             Pioneer since July 2002; Vice President and Senior
                             Counsel of BISYS Fund Services, Inc. (April 2001 to
                             June 2002); Senior Vice President and Deputy General
                             Counsel of Funds Distributor, Inc. (July 2000 to April
                             2001); and Assistant Secretary of all Pioneer Funds since
                             September 2003
------------------------------------------------------------------------------------------------------------------------
David C. Phelan (48)         Partner, Wilmer Cutler Pickering Hale and Dorr LLP;        None
                             Assistant Secretary of all Pioneer Funds since
                             September 2003
------------------------------------------------------------------------------------------------------------------------
Vincent Nave (60)            Vice President - Fund Accounting, Administration           None
                             and Custody Services of Pioneer; and Treasurer of all
                             of the Pioneer Funds
------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (46)         Deputy Treasurer of Pioneer since 2004; Treasurer          None
                             and Senior Vice President, CDC IXIS Asset
                             Management Services from 2002 to 2003; Assistant
                             Treasurer and Vice President, MFS Investment
                             Management from 1997 to 2002; and Assistant
                             Treasurer of all of the Pioneer Funds since
                             November 2004
------------------------------------------------------------------------------------------------------------------------

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              Positions Held          Length of Service
Name and Age                  With the Fund           and Term of Office
Luis I. Presutti (40)         Assistant Treasurer     Since November,
                                                      2002. Serves
                                                      at the discretion of
                                                      the Board
------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (47)            Assistant Treasurer     Since May, 2002.
                                                      Serves at the
                                                      discretion of
                                                      the Board
------------------------------------------------------------------------------------------------------------------------
Katherine Kim Sullivan (31)   Assistant Treasurer     Since September,
                                                      2003. Serves at the
                                                      discretion of the Board
------------------------------------------------------------------------------------------------------------------------
Martin J. Wolin (38)          Chief Compliance        Since October, 2004.
                              Officer                 Serves at the
                                                      discretion of
                                                      the Board
------------------------------------------------------------------------------------------------------------------------

Pioneer Small Cap Value Fund
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------

                                                                                       Other Directorships Held
Name and Age                  Principal Occupation During Past Five Years              by this Officer
Luis I. Presutti (40)         Assistant Vice President - Fund Accounting,              None
                              Administration and Custody Services of Pioneer; and
                              Assistant Treasurer of all of the Pioneer Funds
------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (47)            Fund Accounting Manager - Fund Accounting,               None
                              Administration and Custody Services of Pioneer; and
                              Assistant Treasurer of all of the Pioneer Funds since
                              May 2002
------------------------------------------------------------------------------------------------------------------------
Katherine Kim Sullivan (31)   Fund Administration Manager - Fund Accounting,           None
                              Administration and Custody Services since June
                              2003; Assistant Vice President - Mutual Fund
                              Operations of State Street Corporation from June
                              2002 to June 2003 (formerly Deutsche Bank
                              Asset Management); Pioneer Fund Accounting,
                              Administration and Custody Services (Fund Accounting
                              Manager from August 1999 to May 2002); and Assistant
                              Treasurer of all Pioneer Funds since September 2003
------------------------------------------------------------------------------------------------------------------------
Martin J. Wolin (38)          Chief Compliance Officer of Pioneer (Director of         None
                              Compliance and Senior Counsel from November 2000
                              to September 2004); and Chief Compliance Officer of
                              all of the Pioneer Funds since 2004
------------------------------------------------------------------------------------------------------------------------

The outstanding capital stock of PFD, PIM and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. PIM, the Fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

--------------------------------------------------------------------------------
PROGRAMS AND SERVICES FOR PIONEER SHAREOWNERS
--------------------------------------------------------------------------------

Your investment professional can give you additional information on Pioneer's programs and services. If you want to order literature on any of the following items directly, simply call Pioneer at 1-800-225-6292.

FactFone(SM)
This is our automated account information service, available to you 24 hours a day, seven days a week. FactFone gives you a quick and easy way to check fund share prices, yields, dividends and distributions, as well as information about your own account. To utilize this service, call 1-800-225-4321. For specific account information, have your account number, fund number and your personal identification number (PIN) in hand. If this is your first time using FactFone, you will need to establish a PIN.

Visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers fund performance would be lower. Waivers may not be in effect for all funds and can be rescinded at any time. See the prospectus and financial statements for complete details.

90-Day Reinvestment Privilege (for Class A and Class B Shares)
This privilege enables you to reinvest all or a portion of the money you redeemed from your Pioneer account - without paying a sales charge - within 90 days from your redemption. Upon your request, the shares will be reinvested into your choice of any Class A fund with the same registration as the originating account. Please note that you will need to meet fund minimum requirements.

--------------------------------------------------------------------------------
PROGRAMS AND SERVICES FOR PIONEER SHAREOWNERS (continued)
--------------------------------------------------------------------------------

Automatic Investment Plan
An easy and convenient way for you to invest on a regular basis. Pioneer will automatically draft a predetermined dollar amount, specified by you, from your bank account and purchase shares into your investments. Watch your investments grow using the dollar-cost averaging approach.

The use of a systematic investing program does not guarantee a profit or protect against a loss in declining markets. You should consider your financial ability to continue to invest through periods of low prices.

Payroll Investment Program (PIP)
This service enables you to fund your Pioneer investment directly through a payroll deduction. After completing Pioneer's authorization form, your employer will deduct a predetermined dollar amount from your paycheck to be invested at Pioneer.

Automatic Exchange Program
A systematic way to move money from one Pioneer fund to another over a period of time. Just choose the amounts and dates for Pioneer to sell shares from your original fund and use the proceeds to buy shares of the other funds you have chosen. To establish this service, simply complete a Pioneer Account Options form. (Automatic Exchange is available for originating accounts with a balance of $5,000 or more.)

Systematic Withdrawal Plan (SWP)
This service allows you to establish automatic withdrawals from your account. You decide the frequency and the day of the month. Pioneer will send the proceeds by check to a designated address or electronically to your bank account. Simply complete a Pioneer Account Options form to begin this service.

Investing in mutual funds involves significant risks, for complete information on the specific risks associated with each fund, please see the appropriate fund's prospectus.

Please consider a fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a fund and should be read carefully before you invest. To obtain a prospectus and for other information on any Pioneer fund, contact your adviser, call 1-800-225-6292 or visit www.pioneerfunds.com.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                        ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                         www.pioneerfunds.com

Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the filings of its Form N-1A, totaled approximately $32,775 in 2005 and approximately $33,500 in 2004.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related and Other Fees
There were no audit-related and other services provided to the Fund during the fiscal years ended
November 30, 2005 and 2004.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled $6,800 in 2005 and $6,000 in 2004.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund. For the years ended November 30, 2005 and 2004, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled $6,800 in 2005 and $6,000 in 2004. These fees include services provided prior to May 6, 2003, the effective date of the pre-approval process.


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's independent auditor, Ernst &
Young LLP ("E&Y"), has advised the Audit
Committee of the Fund's Board of Trustees that E&Ys Spanish affiliate (E&Y Spain) performed certain non-audit work for Pioneer Global
Investments Limited ("PGIL"), an affiliate of the Funds investment adviser. The services involved the receipt and disbursement of monies transferred to E&Y Spain by PGIL in payment of individual payroll and related income tax withholdings due on returns prepared by E&Y Spain for certain PGIL employees located in Spain from February 2001 to October 2005. E&Y became auditors of the Fund in May 2002. These payroll and tax services were discontinued in November 2005. The annual fee received by E&Y Spain for all such services totaled approximately 9,000 Euro per year. E&Y has informed the Audit Committee that based on its internal reviews and the de minimus nature of the services provided and fees received, E&Y does not believe its independence with respect to the Fund has been impaired or that it is disqualified from acting as independent auditors to the Fund.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

The registrant has a separately-designated standing audit committe eestablished in accordance with Section
3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.



Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.



Not applicable to open-end management investment companies.



Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Small Cap Value Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  January 30, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date January 30, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date January 30, 2006

* Print the name and title of each signing officer under his or her signature.